UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.2%
Arcos Dorados Holdings, Inc., Class A	815,214	$2,217,382
Australia — 0.6%
Orocobre Ltd. (a)(b)	3,409,940	4,008,012
Pancontinental Oil & Gas NL (a)	17,375,200	48,783
Parnell Pharmaceuticals Holdings Ltd. (a)	568,949	1,957,184

		6,013,979
Austria — 0.8%
Schoeller-Bleckmann Oilfield Equipment AG (b)	130,900	7,395,673
Belgium — 1.3%
Mobistar SA (a)	408,400	8,789,224
Ontex Group NV	125,080	3,846,567

		12,635,791
Brazil — 0.4%
Companhia Hering SA	1,146,331	4,062,543
Canada — 5.0%
Africa Oil Corp. (a)(b)	4,153,400	4,824,106
Continental Gold, Inc. (a)(b)	4,145,800	5,125,942
Diagnocure, Inc. (a)(c)	4,745,180	355,577
Dollarama, Inc.	110,700	7,476,501
Element Financial Corp. (a)	570,200	7,784,971
Entertainment One Ltd.	257,300	966,614
Lundin Mining Corp. (a)	1,619,600	4,575,416
Methanex Corp.	56,200	1,863,592
Mogo Finance Technology, Inc. (a)	520,896	2,049,235
Painted Pony Petroleum Ltd. (a)	1,075,025	4,398,379
Torex Gold Resources, Inc. (a)(b)	7,170,077	6,716,071
Trevali Mining Corp.	4,848,800	1,162,695
Trevali Mining Corp. (a)(b)	1,326,723	318,135

		47,617,234
Chile — 0.2%
Embotelladora Andina SA — ADR	67,900	1,408,925
China — 1.0%
Colour Life Services Group Co. Ltd.	1,494,000	1,173,992
Daphne International Holdings Ltd. (a)(b)	5,500,300	1,252,607
Far East Horizon Ltd.	8,483,000	6,587,606

		9,014,205
Denmark — 0.7%
ALK-Abello A/S	26,190	3,002,331
Sydbank A/S	99,000	3,768,128

		6,770,459

Common Stocks	Shares	Value
France — 3.6%
Elior SCA (d)	297,520	$5,698,409
Elis SA	423,477	6,615,057
Eurofins Scientific SE	7,975	2,452,386
GameLoft SE (a)(b)	746,683	2,744,989
Klepierre	84,504	3,829,918
Saft Groupe SA	119,200	3,894,594
UbiSoft Entertainment SA (a)	431,500	8,757,883

		33,993,236
Germany — 1.7%
Rheinmetall AG	106,700	6,560,855
Salzgitter AG	193,900	4,816,356
Vossloh AG (a)(b)	66,700	4,962,584

		16,339,795
Hong Kong — 1.1%
Chow Sang Sang Holdings International Ltd. (b)	1,325,000	2,652,988
Clear Media Ltd.	2,045,000	2,048,076
EVA Precision Industrial Holdings Ltd.	8,990,000	1,763,741
Melco International Development Ltd. (b)	2,988,000	3,673,303

		10,138,108
India — 2.2%
Container Corp. of India	156,850	3,550,867
Indiabulls Real Estate Ltd. (a)	4,275,500	4,181,486
MakeMyTrip Ltd. (a)(b)	271,500	3,733,125
Oberoi Realty Ltd.	894,000	3,728,913
Yes Bank Ltd.	196,800	2,197,607
Zee Entertainment Enterprises Ltd.	586,300	3,521,586

		20,913,584
Indonesia — 1.0%
Bank Tabungan Negara Persero Tbk PT	89,873,300	6,119,393
Tower Bersama Infrastructure Tbk PT (a)	7,512,476	3,359,495

		9,478,888
Ireland — 1.0%
Ryanair Holdings PLC — ADR	120,596	9,442,667
Italy — 2.2%
Banca Popolare di Milano Scarl	3,992,910	3,947,914
Beni Stabili SpA SIIQ	4,489,900	3,488,078
Credito Valtellinese (a)	4,176,200	5,400,648
Massimo Zanetti Beverage Group SpA (a)(d)	260,892	2,089,470
Mediolanum SpA	815,100	5,822,204

		20,748,314

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
Japan — 5.2%
Asics Corp.	154,250	$3,676,427
Bank of Yokohama Ltd.	944,000	5,737,658
Credit Saison Co. Ltd.	246,300	4,474,567
Don Quijote Co. Ltd.	132,500	4,992,029
Hisaka Works Ltd.	99,200	742,126
JGC Corp.	364,000	4,829,246
Mitsui Chemicals, Inc.	1,833,000	5,874,722
NGK Insulators Ltd.	243,400	4,657,556
Nomura Real Estate Holdings, Inc.	117,300	2,358,205
Rohm Co. Ltd.	109,000	4,847,249
Tokyo Broadcasting System Holdings, Inc.	508,600	6,827,222

		49,017,007
Luxemborg — 0.6%
B&M European Value Retail SA	316,225	1,560,195
Stabilus SA (a)	112,286	4,051,671

		5,611,866
Norway — 0.4%
Hoegh Liquified Natural Gas Holdings Ltd. (b)	268,600	3,630,132
Poland — 0.7%
Alior Bank SA (a)	293,800	6,131,558
Russia — 0.3%
Globaltrans Investment PLC, — GDR (a)	802,600	3,224,506
South Korea — 0.5%
GS Holdings	53,700	2,071,769
Lotte Chemical Corp.	11,700	2,681,144

		4,752,913
Sweden — 1.0%
Hoist Finance AB (a)(b)(d)	758,639	5,544,308
SSAB AB, — A Shares (a)(b)	1,181,900	4,057,085
Thule Group AB (d)	8,966	103,068

		9,704,461
Switzerland — 3.4%
Aryzta AG (a)	91,992	3,898,929
Basilea Pharmaceutica (a)(b)	58,960	5,673,113
EFG International AG (a)	220,344	2,351,301
Leonteq AG (a)	50,200	8,873,613
OC Oerlikon Corp. AG, Registered Shares (a)	277,900	2,729,941
Straumann Holding AG, Registered Shares	18,300	5,267,924
Valiant Holding AG	29,592	3,421,552

		32,216,373
Taiwan — 0.6%
Mercuries Life Insurance Co. Ltd.	9,010,000	5,217,709

Common Stocks	Shares	Value
United Kingdom — 8.0%
Arrow Global Group PLC	1,960,200	$8,302,816
Atlas Mara Co-Nvest Ltd. (a)	712,625	3,224,628
Aveva Group PLC	130,200	4,016,473
Babcock International Group PLC	260,800	3,607,961
Balfour Beatty PLC	1,373,300	5,228,559
Crest Nicholson Holdings PLC	623,900	5,400,440
De La Rue PLC	497,000	3,627,561
Exova Group PLC	1,930,519	5,235,707
IMI PLC	222,800	3,201,446
Intertek Group PLC	161,900	5,974,522
Michael Page International PLC	551,100	3,957,612
Nomad Foods Ltd. (a)	181,783	2,863,082
Poundland Group PLC	467,200	1,978,918
Quotient Ltd. (a)	753,424	9,794,512
Rentokil Initial PLC	932,700	2,083,439
Virgin Money Holdings UK PLC	1,291,687	7,563,670

		76,061,346
United States — 55.7%
Albemarle Corp.	116,000	5,115,600
AMC Entertainment Holdings, Inc., Class A	181,258	4,565,889
Amplify Snack Brands, Inc. (a)	26,455	283,333
ARRIS Group, Inc. (a)	282,047	7,324,761
Axiall Corp.	141,064	2,213,294
Barracuda Networks, Inc. (a)	271,200	4,225,296
Blackhawk Network Holdings, Inc. (a)	167,384	7,095,408
Bottomline Technologies, Inc. (a)	236,982	5,926,920
Burlington Stores, Inc. (a)	116,973	5,970,302
Cable One, Inc. (a)	24,388	10,228,815
CARBO Ceramics, Inc. (b)	70,600	1,340,694
Celanese Corp., Series A	106,100	6,277,937
Chart Industries, Inc. (a)	108,150	2,077,562
Constant Contact, Inc. (a)	62,150	1,506,516
CyrusOne, Inc.	379,639	12,399,010
Deckers Outdoor Corp. (a)	91,303	5,301,052
DSP Group, Inc. (a)	358,649	3,267,292
DSW, Inc., Class A	228,197	5,775,666
DXP Enterprises, Inc. (a)	130,500	3,560,040
E*Trade Financial Corp. (a)	113,200	2,980,556
Essent Group Ltd. (a)	301,500	7,492,275
FCB Financial Holdings, Inc., Class A (a)	100,700	3,284,834
First Solar, Inc. (a)	111,800	4,779,450
Five Below, Inc. (a)(b)	157,600	5,292,208
Flowers Foods, Inc.	277,760	6,871,782
GNC Holdings, Inc., Class A	188,349	7,613,067
Haynes International, Inc.	74,800	2,830,432
Heritage Insurance Holdings, Inc. (a)	136,000	2,683,280

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
IDEX Corp.	99,850	$7,119,305
Insulet Corp. (a)	389,921	10,102,853
Invacare Corp.	442,186	6,398,431
Itron, Inc. (a)	202,000	6,445,820
j2 Global, Inc.	78,700	5,575,895
Jack Henry & Associates, Inc.	73,500	5,116,335
KBR, Inc.	429,900	7,162,134
KLX, Inc. (a)	179,000	6,397,460
Kraton Performance Polymers, Inc. (a)	240,500	4,304,950
La Quinta Holdings, Inc. (a)	225,714	3,561,767
Live Nation Entertainment, Inc. (a)	191,400	4,601,256
LKQ Corp. (a)	286,585	8,127,551
Manpowergroup, Inc.	68,000	5,568,520
Marcus & Millichap, Inc. (a)	284,256	13,072,933
Men’s Wearhouse, Inc.	142,648	6,065,393
Mentor Graphics Corp.	308,400	7,595,892
Merit Medical Systems, Inc. (a)	525,558	12,566,092
Monotype Imaging Holdings, Inc.	159,794	3,486,705
MSC Industrial Direct Co., Inc., Class A	81,200	4,955,636
Netscout Systems, Inc. (a)	105,100	3,717,387
New Relic, Inc. (a)(b)	95,100	3,624,261
Nordson Corp.	78,500	4,940,790
NuVasive, Inc. (a)	288,371	13,905,250
Oasis Petroleum, Inc. (a)(b)	376,400	3,267,152
OSI Systems, Inc. (a)	114,102	8,781,290
Owens & Minor, Inc.	373,069	11,915,824
Pacific Biosciences of California, Inc. (a)(b)	795,693	2,912,236
Party City Holdco, Inc. (a)	187,358	2,992,107
People’s United Financial, Inc.	483,300	7,602,309
Performance Sports Group Ltd. (a)	264,641	3,551,482
Pfenex, Inc. (a)	697,625	10,471,351
Pinnacle Foods, Inc.	97,609	4,087,865
Pitney Bowes, Inc.	308,417	6,122,077
Prestige Brands Holdings, Inc. (a)	159,451	7,200,807
PrivateBancorp, Inc.	169,300	6,489,269
PTC, Inc. (a)	224,200	7,116,108
PVH Corp.	48,070	4,900,256
QLIK Technologies, Inc. (a)	217,200	7,916,940
Rouse Properties, Inc.	603,385	9,400,738
Semtech Corp. (a)	227,001	3,427,715
Silver Bay Realty Trust Corp.	626,336	10,027,639
SM Energy Co.	196,700	6,302,268
Smart & Final Stores, Inc. (a)	303,600	4,769,556
Steel Dynamics, Inc.	372,800	6,404,704
Stratasys Ltd. (a)(b)	170,600	4,519,194
Supervalu, Inc. (a)	1,250,881	8,981,326
Synovus Financial Corp.	183,200	5,422,720
Tanger Factory Outlet Centers	344,496	11,358,033
TECO Energy, Inc.	284,500	7,470,970

Common Stocks	Shares	Value
United States (continued)
Teleflex, Inc.	108,300	$13,451,943
TimkenSteel Corp.	128,689	1,302,333
TransEnterix, Inc. (a)(b)	1,032,462	2,333,364
TransUnion (a)	188,400	4,732,608
Tribune Co., Class A	193,920	6,903,552
Ultimate Software Group, Inc. (a)	24,200	4,332,042
Urban Outfitters, Inc. (a)	100,380	2,949,164
Vera Bradley, Inc. (a)	31,906	402,335
Verint Systems, Inc. (a)(b)	177,100	7,641,865
VWR Corp. (a)	211,349	5,429,556
Yelp, Inc. (a)	326,139	7,064,171
Zynga, Inc., Class A (a)(b)	1,788,300	4,077,324

		526,728,080
Total Common Stocks — 99.4%		940,486,734

Warrants — 0.0%
United Kingdom — 0.0%
Atlas Mara Co-Nvest, Ltd.	549,800	54,980
Total Long-Term Investments (Cost — $922,657,764) — 99.4%		940,541,714

Short-Term Securities	Beneficial Interest (000)
Money Market Funds
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)(g)	$37,003	37,002,681

Total Short-Term Securities (Cost — $37,002,681) — 3.9%		37,002,681
Total Investments (Cost — $959,660,445) — 103.3%		977,544,395
Liabilities in Excess of Other Assets — (3.3)%		(31,250,600)

Net Assets — 100.0%		$946,293,795

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$974,065,384

Gross unrealized appreciation	$159,481,917
Gross unrealized depreciation	(156,002,906)

Net unrealized appreciation	$3,479,011

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income	Realized Gain/Loss
Diagnocure, Inc.	4,745,180	—	—	4,745,180	$355,577	—	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	122,722	(122,722)	—	$322
BlackRock Liquidity Series, LLC, Money Market Series	$33,012,761	$3,989,920	$37,002,681	$116,545	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar
ADR	American Depositary Receipts
GDR	Global Depositary Receipt

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$2,217,382	—	—	$2,217,382
Australia	2,005,967	$4,008,012	—	6,013,979
Austria	—	7,395,673	—	7,395,673
Belgium	8,789,224	3,846,567	—	12,635,791
Brazil	4,062,543	—	—	4,062,543
Canada	45,487,925	2,129,309	—	47,617,234
Chile	1,408,925	—	—	1,408,925
China	—	9,014,205	—	9,014,205
Denmark	—	6,770,459	—	6,770,459
France	6,639,583	27,353,653	—	33,993,236
Germany	—	16,339,795	—	16,339,795
Hong Kong	—	10,138,108	—	10,138,108
India	3,733,125	17,180,459	—	20,913,584
Indonesia	—	9,478,888	—	9,478,888
Ireland	9,442,667	—	—	9,442,667
Italy	—	20,748,314	—	20,748,314
Japan	—	49,017,007	—	49,017,007
Luxemborg	—	5,611,866	—	5,611,866
Norway	—	3,630,132	—	3,630,132
Poland	—	6,131,558	—	6,131,558
Russia	—	3,224,506	—	3,224,506

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets (concluded):
South Korea	—	4,752,913	—	4,752,913
Sweden	—	9,704,461	—	9,704,461
Switzerland	2,351,301	29,865,072	—	32,216,373
Taiwan	—	5,217,709	—	5,217,709
United Kingdom	26,163,956	49,897,390	—	76,061,346
United States	526,728,080	—	—	526,728,080
Warrants	—	54,980	—	54,980
Short-Term Investment Fund	—	37,002,681	—	37,002,681

Total	$639,030,678	$338,513,717	—	$977,544,395

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$527,254	—	—	$527,254
Liabilities:
Bank overdraft	—	$(335,782)	—	(335,782)
Collateral on securities loaned at value	—	(37,002,681)	—	(37,002,681)

Total	$527,254	$(37,338,463)	—	$(36,811,209)

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2
Assets:
Investments:
Common Stocks:
Australia	—	$(5,437,844)	$5,437,844	—
China	—	(1,861,102)	1,861,102	—
Denmark	—	(3,010,948)	3,010,948	—
France	$9,359,915	(9,646,544)	9,646,544	$(9,359,915)
Indonesia	—	(5,180,029)	5,180,029	—
Italy	—	(3,187,775)	3,187,775	—
Sweden	—	(1,958,718)	1,958,718	—
Switzerland	—	(1,643,954)	1,643,954	—
United Kingdom	—	(17,116,531)	17,116,531	—

Total	$9,359,915	$(49,043,445)	$49,043,445	$(9,359,915)

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2015